Taxation (Details) - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Loss before income taxes	$ (27,926)	$ (28,886)	$ (55,655)
Income tax income computed at the statutory income tax rate at 25%	6,982	7,220	13,914
Non-deductible expenses	(83)	71	(1,095)
Non-taxation income	17	19
Unrecognized tax benefits	1,967
Preferential rate	(469)	1,970	(935)
Current and deferred tax rate differences	307	299	(709)
Foreign rate differences	(46)	(3,682)	(3,316)
Change of valuation allowance	(8,356)	(6,860)	(8,024)
Prior year provision to return true up	117
R&D super deduction	569	904	610
Income tax benefit (expense)	$ 1,005	$ (59)	$ 445